Jun. 30, 2020
Huber Capital Equity Income Fund
Investor Class: HULIX
Institutional Class: HULEX

Huber Capital Small Cap Value Fund
Investor Class (HUSIX)
Institutional Class (HUSEX)

Huber Capital Diversified Large Cap Value Fund
Investor Class (HUDIX)
Institutional Class (HUDEX)

Huber Capital Mid Cap Value Fund
Investor Class (HUMDX)
Institutional Class (HUMEX)

Supplement dated June 30, 2020, to the
Statutory Prospectus dated February 28, 2020

The following disclosure is added to the end of the first paragraph of “Principal Investment Strategies” on page 2 of the statutory prospectus.

While the Equity Income Fund is diversified for purposes of the Investment Company Act of 1940, the Fund may, at times, hold the securities of a small number of issuers.

The following disclosure is added to “Principal Risks” on page 2 of the statutory prospectus.

Focus Risk.  At such times the Equity Income Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Equity Income Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

The following disclosure is added to the end of the first paragraph of “Principal Investment Strategies” on page 8 of the statutory prospectus.

While the Small Cap Value Fund is diversified for purposes of the Investment Company Act of 1940, the Fund may, at times, hold the securities of a small number of issuers.

The following disclosure is added to “Principal Risks” on page 8 of the statutory prospectus.

Focus Risk.  At such times the Small Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Small Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

The following disclosure is added to the end of the first paragraph of “Principal Investment Strategies” on page 14 of the statutory prospectus.

While the Diversified Large Cap Value Fund is diversified for purposes of the Investment Company Act of 1940, the Fund may, at times, hold the securities of a small number of issuers.

The following disclosure is added to “Principal Risks” on page 14 of the statutory prospectus.

Focus Risk.  At such times the Diversified Large Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Diversified Large Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

The following disclosure is added to the end of the first paragraph of “Principal Investment Strategies” on page 20 of the statutory prospectus.

While the Mid Cap Value Fund is diversified for purposes of the Investment Company Act of 1940, the Fund may, at times, hold the securities of a small number of issuers.

The following disclosure is added to “Principal Risks” on page 21 of the statutory prospectus.

Focus Risk.  At such times the Mid Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Mid Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Please retain this supplement for your reference.
Huber Capital Equity Income Fund
Huber Capital Equity Income Fund
Principal Investment Strategies
While the Equity Income Fund is diversified for purposes of the Investment Company Act of 1940, the Fund may, at times, hold the securities of a small number of issuers.
Principal Risks
Focus Risk.  At such times the Equity Income Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Equity Income Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Huber Capital Small Cap Value Fund
Huber Capital Small Cap Value Fund
Principal Investment Strategies
While the Small Cap Value Fund is diversified for purposes of the Investment Company Act of 1940, the Fund may, at times, hold the securities of a small number of issuers.
Principal Risks
Focus Risk.  At such times the Small Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Small Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Huber Capital Diversified Large Cap Value Fund
Huber Capital Diversified Large Cap Value Fund
Principal Investment Strategies
While the Diversified Large Cap Value Fund is diversified for purposes of the Investment Company Act of 1940, the Fund may, at times, hold the securities of a small number of issuers.
Principal Risks
Focus Risk.  At such times the Diversified Large Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Diversified Large Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Huber Capital Mid Cap Value Fund
Huber Capital Mid Cap Value Fund
Principal Investment Strategies
While the Mid Cap Value Fund is diversified for purposes of the Investment Company Act of 1940, the Fund may, at times, hold the securities of a small number of issuers.
Principal Risks
Focus Risk.  At such times the Mid Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Mid Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.